15. Financiale leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Finance lease liabilities	R$ 1,584,802	R$ 1,940,074
Total	7,780,870	1,940,074
Current portion	(873,068)	(205,048)
Non-current portion	6,907,802	1,735,026
LT Amazonas [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	276,233	359,987
Sale of Towers (Leaseback) [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	1,192,596	1,501,695
Other [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	115,973	78,392
Lease Operation - Network [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	3,294,261
Lease Operation - Vehicles [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	3,005
Lease Operation - Stores And Kiosks [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	255,857
Lease - Properties [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	243,921
Lease - Land (Network) [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	1,600,456
Lease Operation - Fiber [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	798,568
Subtotal (IFRS 16) [Member]
Disclosure of financial assets [line items]
Finance lease liabilities	R$ 6,196,068